Commitments and Contingencies (Details) - USD ($)	1 Months Ended	12 Months Ended
	Aug. 24, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Commitments and Contingencies
Operating Leases, Rent Expense, Net		$ 392,000	$ 814,000	$ 446,000
Litigation Settlement, Expense	$ 2,700,000	$ 0	$ (2,700,000)	$ 2,700,000